Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents.
Schedule of Cash and cash equivalents

	June 30,	December 31,
	2024	2023
	(Unaudited)
Banks and corporations	8,397,486	7,525,552
Short–term investments	4,836,729	4,808,610
Cash	2,660	1,953
	13,236,875	12,336,115